Commitments and Contingencies (Details) - USD ($)		3 Months Ended		9 Months Ended
	Apr. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Oct. 27, 2025	Jul. 01, 2025	Oct. 11, 2023	Oct. 10, 2023
Commitments and Contingencies
Short term lease expense		$ 2,784	$ 0	$ 2,784	$ 0
Deferred underwriting fees settled	$ 9,160,000
Deferred underwriting fee payable settled in shares	7,000,000
Deferred underwriting fee payable settled in cash	500,000
Deferred underwriting fee waived	1,660,000
Remaining amount of deferred underwriting fee settled	$ 500,000
Threshold period for settling remaining deferred underwriting fee	6 months
Deferred underwriting fee payable		500,000		$ 500,000
Deferred underwriting fees liabilities	$ 7,000,000
Stock issuable for settlement of deferred underwriting fees	700,000
Fair value of common shares							$ 7,245,000
Subsequent Event
Commitments and Contingencies
Deferred underwriting fee payable						$ 500,000
Iris
Commitments and Contingencies
Underwriting discount (in percentage)				2.00%
Underwriting discount		5,520,000		$ 5,520,000
Deferred underwriting discount (in percentage)				3.50%
Deferred underwriting discount		$ 9,660,000		$ 9,660,000
Fee Reduction Agreement
Commitments and Contingencies
Number of shares issuable to underwriters	1,750,000
Fee Reduction Agreement | Iris
Commitments and Contingencies
Deferred underwriting discount								$ 8,000,000	$ 9,660,000
Underwriting discount paid in cash								1,000,000
Underwriting discount paid in securities								$ 7,000,000